Expenses	12 Months Ended
Jun. 30, 2019
Profit or loss [abstract]
Expenses
Expenses
Loss before income tax benefit (expense) included the following expenses:

	Fiscal Year Ended June 30,
	2019	2018	2017

Depreciation:
Equipment	$1,336	$1,214	$1,022
Computer hardware and software	1,476	11,543	23,729
Furniture and fittings	2,031	1,485	1,016
Leasehold improvements	8,604	7,915	5,923
Total depreciation	13,447	22,157	31,690
Amortization:
Patents and trademarks	7,796	6,990	2,907
Customer relationships	21,015	29,100	12,361
Acquired developed technology	27,990	21,188	14,588
Total amortization	56,801	57,278	29,856
Total depreciation and amortization	$70,248	$79,435	$61,546
Employee benefits expense:
Salaries and wages	$351,401	$273,326	$201,953
Variable compensation	62,106	33,067	19,260
Payroll taxes	42,020	30,478	20,792
Share-based payment expense	257,762	162,873	137,448
Defined contribution plan expense	22,566	16,839	13,041
Contractor expense	27,263	23,666	16,333
Other	53,654	44,877	34,605
Total employee benefits expense	$816,772	$585,126	$443,432